Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment

NOTE 17. PROPERTY, PLANT AND EQUIPMENT
Changes in “Property, Plant and Equipment” are detailed in Schedule F.
The carrying amounts of “Property, Plant and Equipment” do not exceed their recoverable values.